Net (loss) income per share and net (loss) income attributable to ordinary shareholders (Tables)	12 Months Ended
Dec. 31, 2023
Net (loss) income per share and net (loss) income attributable to ordinary shareholders
Schedule of basic and diluted net (loss) income per share

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Basic net (loss) income per share calculation
Numerator:
Net (loss) income attributable to ordinary shareholders for computing basic net income (loss) per share	(581,883,146)	(75,422,408)	35,517,634
Denominator:
Weighted average number of ordinary shares used in computing basic (loss) income per ordinary share	32,544,878	31,971,245	31,977,665
Basic net (loss) income per ordinary share	(17.88)	(2.36)	1.11
Diluted net (loss) income per share calculation
Numerator:
Net (loss) income attributable to ordinary shareholders of DouYu Holdings Limited	(581,883,146)	(75,422,408)	35,517,634
Net (loss) income attributable to ordinary shareholders for computing diluted net (loss) income per ordinary share	(581,883,146)	(75,422,408)	35,517,634
Denominator:
Weighted average number of ordinary shares used in computing basic (loss) income per ordinary share	32,544,878	31,971,245	31,977,665
Weighted average ordinary shares used in computing diluted (loss) income per ordinary share	32,544,878	31,971,245	31,977,665
Diluted net (loss) income per ordinary share	(17.88)	(2.36)	1.11

Schedule of antidilutive securities excluded from computation of earnings per share

	As of December 31,
	2021	2022	2023
Nonvested restricted share units	321,378	—	—